Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of the Company
25.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	373,484	318,546	46,331
Restricted cash	65,342	—	—
Short-term investments	196,026	—	—
Prepayments and other current assets	97,120	16,838	2,447
Due from related parties	2,131,927	2,312,111	336,283

Total current assets	2,863,899	2,647,495	385,061

Non-current assets
Intangible assets, net	2,587	5	1
Goodwill	59,775	62,785	9,132
Investment in equity investees	5,317	11,605	1,688
Other long-term investment	326,710	617,283	89,780
Investment in subsidiaries	2,295,956	3,064,747	445,749

Total non-current assets	2,690,345	3,756,425	546,350

Total assets	5,554,244	6,403,920	931,411

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Bank loans	326,710	—	—
Accrued expenses and other current liabilities	11,709	27,128	3,945
Due to related parties	919,431	836,642	121,685
Income tax payable	2,772	33,499	4,872

Total current liabilities	1,260,622	897,269	130,502

Deferred tax liabilities	—	29,925	4,353
Other non-current liabilities	261	261	38

Total non-current liabilities	261	30,186	4,391

Total liabilities	1,260,883	927,455	134,893

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 415,250,897 and 475,357,217 shares issued as of December 31, 2017 and 2018, respectively; 409,345,857 and 419,253,027 shares outstanding as of December 31, 2017 and 2018, respectively)	65	74	11
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 1,006,398,742 and 957,985,982 shares issued as of December 31, 2017 and 2018, respectively; 992,705,325 and 946,017,565 shares outstanding as of December 31, 2017 and 2018, respectively)	164	156	22
Treasury stock (nil and 45,273,040 shares as of December 31, 2017 and 2018, respectively)	—	(221,932)	(32,279)
Additional paid-in capital	2,644,043	2,742,893	398,937
Retained earnings	1,564,883	2,705,970	393,567
Accumulated other comprehensive income	84,206	249,304	36,260

Total shareholders’ equity	4,293,361	5,476,465	796,518

Total liabilities and shareholders’ equity	5,554,244	6,403,920	931,411

Statements of Comprehensive Income

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	105,497	52,053	14,525	2,113
Cost of revenues	(15,993)	(6,919)	(2,509)	(365)

Gross profit	89,504	45,134	12,016	1,748

Operating expenses
Research and development	(61,389)	(11,370)	545	79
Selling and marketing	(347)	(84)	—	—
General and administrative	(33,153)	(18,931)	(28,158)	(4,095)

Total operating expenses	(94,889)	(30,385)	(27,613)	(4,016)

Equity in (loss) profit of subsidiaries	(94,219)	1,346,556	632,055	91,929
Interest (expense) income, net	(3,213)	(6,525)	3,248	472
Losses from equity method investments	(352)	(159)	(142)	(21)
Foreign exchange gain (loss), net	4,385	(3,877)	3,551	516
Other income, net	24,971	—	604,488	87,919

(Loss) Income before income taxes	(73,813)	1,350,744	1,227,603	178,547

Income tax expenses	(6,712)	(2,550)	(60,694)	(8,827)

Net (loss) income	(80,525)	1,348,194	1,166,909	169,720

Other comprehensive (loss) income, net of tax of nil
Unrealized loss on available-for-sale securities, net	(20,425)	(433)	(3,716)	(540)
Foreign currency translation adjustments	129,454	(143,506)	168,814	24,553

Other comprehensive income (loss)	109,029	(143,939)	165,098	24,013

Total comprehensive income	28,504	1,204,255	1,332,007	193,733

Statements of Cash Flows

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net cash (used in) provided by operating activities	(114,699)	40,685	243	35
Net cash (used in) provided by investing activities	(437,878)	265,767	339,955	49,445
Net cash provided by (used in) financing activities	50,735	23,929	(526,532)	(76,581)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	36,352	(35,413)	66,054	9,607

Net (decrease) increase in cash, cash equivalents and restricted cash	(465,490)	294,968	(120,280)	(17,494)

Cash, cash equivalents and restricted cash at beginning of the year	609,348	143,858	438,826	63,825

Cash, cash equivalents and restricted cash at end of the year	143,858	438,826	318,546	46,331

(a) Basis of presentation

For the Company only condensed financial information, the Company records its investment in its subsidiaries, VIEs and subsidiary of VIEs under the equity method of accounting. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of their income as “Equity in (loss) profit of subsidiaries” on the condensed statements of comprehensive income. The subsidiaries, VIEs and subsidiary of VIEs did not pay any dividends to the Company for any of the years presented.

The Company only condensed financial information should be read in conjunction with the Group’s consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented.